FORM 13F HOLDINGS REPORT


13F-HR
FRANCIS M.REPS
0001073402
7j@eeabd
REPS FRANCIS M.
1


FRAN YOUNGER
(805) 545-7712
MOMYOUNGER@aol.com


13F-HR
Form 13F Holdings Report

UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                WASHINGTON, D.C. 20549



FORM 13F


FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:   September 30th, 2011



Check here if amendment  [ ];   Amendment Number
This amendment (check only one) :  [  ]  is a restatement
                                   [   ]  adds new holdings entries


Institutional Investment Manager filing this report:

Name:                  Francis M. Reps
Address:               P.O.Box 5727, Bellingham, WA 98227-5727


13F File Number:    28-7362

The institutional investment manager filing this report
And the person by who it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:       Fran Younger
Title:      Assistant
Phone:      805-545-7712

Signature, place and date of signing:

Fran Younger              San Luis Obispo, CA       October 31st,2011
Report type (check only one):

[ X   ]    13F HOLDINGS REPORT
[     ]    13F NOTICE
[     ]    13F COMBINATION REPORT


List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.





FORM 13F HOLDINGS REPORTREPORT SUMMARY

Number of Other Included Managers:                   0

Form 13F Table Entry Total:                           1

Form 13F Table Information Value Total:       $39,034,805.74

NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE
SHARES/SH/PRN
INVESTMT OTHER
VOTING AUTHORITY
SOLE/SHARED/NONE


(X$1000)

PRN AM
DSCRETN MGRS














ENERPLUS RESOURCE COM   292766102  19121  779200   SH   SOLE  779200
EXXON MOBILE      COM 	30231G102    733   10098   SH   SOLE   10098
NEWMONT MINING    COM   651639106  11331  180000   SH   SOLE  180000
PENGROWTH ENERGY  COM    70690210   4144  461000   SH   SOLE  461000
PERMIAN BASIN	  COM	714236106   1227   60000   SH   SOLE   60000
SAN JUAN ROYALTY  COM   798241105   1033   45000   SH   SOLE   45000
TRANZANIAN ROYALT COM	87600U104   1443  402000   SH   SOLE  402000